Fair Value Measurements - Assumptions used for the fair value calculations of warrants (Details)	Dec. 31, 2022 Y $ / shares	Sep. 14, 2022 $ / shares Y
Series A warrants | Exercise price
Fair Value Measurements
Warrants outstanding, measurement input	0.85	0.85
Series A warrants | Volatility
Fair Value Measurements
Warrants outstanding, measurement input	0.800	1.000
Series A warrants | Stock price
Fair Value Measurements
Warrants outstanding, measurement input	0.47	0.71
Series A warrants | Risk-free rate
Fair Value Measurements
Warrants outstanding, measurement input	0.0437	0.0378
Series A warrants | Expected term (in years)
Fair Value Measurements
Warrants outstanding, measurement input | Y	1.7	2.0
Series B warrants | Exercise price
Fair Value Measurements
Warrants outstanding, measurement input	0.85	0.85
Series B warrants | Volatility
Fair Value Measurements
Warrants outstanding, measurement input	1.200	1.200
Series B warrants | Stock price
Fair Value Measurements
Warrants outstanding, measurement input	0.47	0.71
Series B warrants | Risk-free rate
Fair Value Measurements
Warrants outstanding, measurement input	0.0396	0.0352
Series B warrants | Expected term (in years)
Fair Value Measurements
Warrants outstanding, measurement input | Y	6.7	7.0